RESERVES FOR UNPAID LOSS AND LOSS ADJUSTMENT EXPENSES - Schedule of Table Represents an Analysis of Loss and Loss Adjustment Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Reserve for unpaid loss and loss adjustment expenses	$ 794,243	$ 712,098	$ 636,245
Reinsurance recoverable on unpaid loss and loss adjustment expenses, net of allowance for expected credit losses	(213,663)	(212,249)	(188,800)
Net reserve for unpaid loss and loss adjustment expenses at beginning of year	572,106	580,580	499,849	$ 447,445
Loss and loss adjustment expenses incurred, net of reinsurance:
Current accident year	251,592	253,323	228,381
Prior accident years	(35,810)	(37,211)	(39,294)
Total loss and loss adjustment expenses incurred, net of reinsurance	215,782	216,112	189,087
Loss and loss adjustment expenses paid, net of reinsurance:
Current accident year	(36,088)	(21,607)	(25,875)
Prior accident years	(188,119)	(113,740)	(110,844)
Total loss and loss adjustment expenses paid, net of reinsurance	(224,207)	(135,347)	(136,719)
Change in allowance for expected credit losses on reinsurance recoverables on unpaid loss and loss adjustment expenses	(49)	(34)	36
Reinsurance recoverable on unpaid loss and loss adjustment expenses, net of allowance for expected credit losses	226,233	213,663	212,249
Reserve for unpaid loss and loss adjustment expenses at end of year	$ 798,339	$ 794,243	$ 712,098